Schedule of classification of financial instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023
Financial Instruments
Trade receivables	$ 1,811,626	$ 1,746,141
Amount owing by shareholders	10,000	10,000	$ 10,000
Amount owing by related party	108,950	113,650
Other receivables	11,549	87,686
Fixed deposits with financial institutions	681,313	859,902	773,575
Cash and bank balances	494,180	684,064	609,841	$ 553,714
Restricted cash	607,591	350,459	829,747	$ 578,727
Financial assets at amortized cost	3,725,209	3,851,902
Trade payables	411,066	471,266	464,002
Other payables	381,131	1,063,903	254,286
Client’s funds held in trust	607,591	350,459	829,747
Accruals	58,184	33,986	$ 107,154
Financial liabilities at amortized cost	1,457,972	1,919,614
Interest expense	$ 7,325	$ 17,381